SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS	8 . SUBSEQUENT EVENTS As identified in Footnote 1, the reverse acquisition between the Company and DDAC closed on July 31, 2012.